Equity Capital Structure	12 Months Ended
Dec. 31, 2025
Equity Capital Structure [Abstract]
Equity Capital Structure

15.	Equity Capital Structure:

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.
Reverse Stock Split
On March 27, 2024, the Company effected a 1-for-10 reverse stock split of its common shares without any change in the number of authorized common shares. All share and per share amounts, as well as the number of warrant shares eligible for purchase under the Company’s effective warrant schemes, in the accompanying consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of March 27, 2024, was decreased to 9,662,354 while the par value of the Company’s common shares remained unchanged to $0.001 per share.

(a)	Common Shares:

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, common shareholders are entitled to receive ratably all dividends, if any, declared by the Company’s board of directors out of funds legally available for dividends. Upon the Company’s dissolution or liquidation or the sale of all or substantially all of its assets, the common shareholders are entitled to receive pro rata the remaining assets available for distribution. Common shareholders do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. The rights, preferences and privileges of common shareholders are subject to the rights of the holders of any preferred shares, which the Company has or may issue in the future.

June 2020 underwritten common stock follow-on offering (the “2020 June Equity Offering”)

The Company previously issued Class A Warrants in connection with its June 2020 underwritten common stock follow-on offering. The warrants were exercisable for common shares at an exercise price that was adjusted to $25.30 per share following the Spin-Off. No Class A Warrants were exercised during the years ended December 31, 2024 and 2025. As of December 31, 2024, 623 Class A Warrants remained outstanding. All remaining Class A Warrants expired unexercised during 2025 and none were outstanding as of December 31, 2025.
2020 registered direct equity offering (the “2020 July Equity Offering”)

The Company issued Private Placement Warrants in connection with its 2020 registered direct equity offering. The exercise price of the warrants was adjusted to $25.30 per share following the Spin-Off. On October 6, 2023, the Company repurchased 67,864 Private Placement Warrants from certain unaffiliated third-party holders in privately negotiated transactions at a price of $0.105 per warrant, for an aggregate purchase price of $7,126. Following this repurchase, no Private Placement Warrants remained outstanding as of December 31, 2023.

2021 Third Registered Direct Equity Offering
The Company issued the April 7 Warrants in connection with its 2021 Third Registered Direct Equity Offering. Following the Spin-Off, the exercise price of the warrants was adjusted to $55.30 per share. On October 6, 2023, the Company repurchased 8,900,000 April 7 Warrants from unaffiliated third-party holders in privately negotiated transactions at a price of $0.105 per warrant, for an aggregate purchase price of approximately $0.9 million. Following the repurchase, the April 7 Warrants were exercisable in the aggregate into 1,033,077 common shares at an exercise price of $55.30 per share (reflecting adjustments as a result of the 1-for-10 reverse stock split discussed above).

The fair value of the repurchased warrants was estimated using the Black-Scholes option pricing model with Level 3 inputs, including an expected volatility assumption of 100%. In accordance with ASC 505-30, the difference between the carrying value and the fair value of the April 7 Warrants and Private Placement Warrants repurchased, amounting to approximately $0.4 million, was recorded as a deemed dividend in retained earnings and reflected in the Company’s earnings per share calculation for 2023 (see Note 19).

On April 22, 2024, the Company commenced a series of private transactions to purchase all of its outstanding April 7 Warrants at a price of $0.105 per warrant.
On May 31, 2024, the Company repurchased in a tender offer 10,080,770 Warrants, exercisable in the aggregate into 1,008,077 common shares for an aggregate cost of $1,058,481 excluding fees relating to the tender offer. Following the retirement and cancellation by the Company of the April 7 Warrants purchased pursuant to the tender offer, as of December 31, 2024 and 2025, the April 7 Warrants that remain outstanding are exercisable in the aggregate into 25,000 Common Shares.

The Company accounted for the Class A Warrants, the Private Placement Warrants and April 7 Warrants as equity in accordance with the accounting guidance under ASC 815-40. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants were equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

May 2023 at-the-market common shares offering program (the “ATM Program”)
On May 23, 2023, the Company, entered into an equity distribution agreement for the ATM Program, with Maxim, under which the Company may sell an aggregate offering price of up to $30.0 million of its common shares with Maxim acting as a sales agent over a minimum period of 12 months. No warrants, derivatives, or other share classes were associated with this transaction. As of December 31, 2023, the Company had received gross proceeds of $0.9 million under the New ATM Program by issuing 201,378 common shares. The net proceeds under the ATM Program, after deducting sales commissions and other transaction fees and expenses (advisory and legal fees), amounted to $0.6 million.
Nasdaq Minimum Bid Price Requirement
On April 20, 2023, the Company received a notification from the Nasdaq Stock Market (“Nasdaq”) that it was not in compliance with the minimum $1.00 per share bid price requirement for continued listing (the “Minimum Bid Price Requirement”) on the Nasdaq Capital Market and was provided with 180 calendar days to regain compliance with the Minimum Bid Price Requirement. On October 18, 2023, the Company received a notification letter from Nasdaq granting the Company an additional 180-day extension, until April 15, 2024 to regain compliance with the Minimum Bid Price Requirement (the “Second Compliance Period”).
On March 27, 2024, the Company effected a 1-for-10 reverse stock split of its common shares without any change in the number of authorized common shares. All share and per share amounts, as well as the number of warrant shares eligible for purchase under the Company’s effective warrant schemes in the accompanying consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of March 27, 2024, was decreased to 9,662,354 while the par value of the Company’s common shares remained unchanged to $0.001 per share.
On April 11, 2024, the Company received a written confirmation from Nasdaq that it had regained compliance with the Minimum Bid Price Requirement.

(b)	Preferred Shares:

Description of Series B Preferred Shares:

The Series B Preferred Shares have the following characteristics: (i) the Series B Preferred Shares are not convertible into common shares, (ii) each Series B Preferred Share has the voting power of 100,000 common shares and shall count for 100,000 votes for purposes of determining quorum at a meeting of shareholders, (iii) the Series B Preferred Shares have no dividend or distribution rights and (iv) upon any liquidation, dissolution or winding up of the Company, the Series B Preferred Shares shall have the same liquidation rights as the common shares.
Series B Preferred Shares amendment:

On November 15, 2022, the Company approved an amendment to the terms of its Series B Preferred Shares to entitle the holder thereof to (i) receive preferred shares with at least substantially identical rights and preferences in the event of a future spin-off of a controlled company, (ii) participate in a liquidation, dissolution or winding up of Castor pari passu with Castor’s common shares up to the Series B Preferred Shares’ nominal value and (iii) have their voting power adjusted to maintain a substantially identical voting interest upon the occurrence of certain corporate events.
(c)	Mezzanine equity:

5.00% SERIES D CUMULATIVE PERPETUAL CONVERTIBLE PREFERRED SHARES
On August 7, 2023, the Company agreed to issue 50,000 Series D Preferred Shares, having a stated value of $1,000 and par value of $0.001 per share, to Toro for aggregate consideration of $50.0 million in cash. This transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees comprised of independent and disinterested directors, which negotiated the transaction and its terms. The Series D Preferred Shares were measured at fair value, being $49.5 million, and a deemed capital contribution from Toro of $0.5 million, being the difference between the fair value and the transaction price, was recognized.

On December 12, 2024, the Company agreed to issue an additional 50,000 Series D Preferred Shares for an aggregate consideration of $50.0 million in cash. This transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees comprised of independent and disinterested directors, which negotiated the transaction and its terms. The 100,000 Series D Preferred Shares were measured at fair value, being $77.6 million, and a deemed capital contribution from Toro of $22.4 million, being the difference between the fair value and the transaction price, was recognized.
In connection with the latest transaction, Castor amended the terms of the Castor Series D Preferred Shares to, among other things: (i) reset the date from which holders of the Castor Series D Preferred Shares may convert their Series D Preferred Shares into common shares of Castor to January 1, 2026 from August 7, 2024, (ii) require that any holder of the Castor Series D Preferred Shares electing to exercise its optional conversion rights convert not less than 500 Castor Series D Preferred Shares into common shares of Castor, and (iii) introduce an additional redemption feature whereby Castor may, at its option, redeem for cash all remaining outstanding Castor Series D Preferred Shares if the number of Series D Preferred Shares outstanding is 30,000 or less. Toro may not dispose of any of the Castor Series D Preferred Shares for a period of 180 days after the closing date of the transaction.
On December 23, 2025, Castor and Toro agreed to amend the terms of Castor Series D Preferred Shares to extend the initial conversion date by one-year, which shall be to January 1, 2027.

Following the extension of the initial conversion date and the amendments to the terms of the Series D Preferred Shares, the Company followed the provisions of ASC 470-50 “Modifications and Extinguishments” to determine whether the amendment to the preferred stock should be accounted for as a modification or extinguishment. The Company treated that amendment as modification. In assessing the accounting impact, the Company analogized to the guidance in ASC 718 on equity modifications and compared the fair value of the instrument immediately before and after the amendment. As the fair value of the preferred stock after the modification was lower than its fair value immediately prior to the modification, no incremental fair value was recognized and, accordingly, no adjustment was recorded to retained earnings. The Company continues to account for the Series D Preferred Shares under its existing measurement model as discussed below.

The Series D Preferred Shares have the following characteristics:
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Dividends. Holders of Series D Preferred Shares are entitled to receive, when, as and if declared by the Company’s board of directors, cumulative dividends at 5.00% per annum of the stated amount, in cash or shares of this Series, payable quarterly in arrears on the 15th day of each January, April, July and October, respectively, in each year, beginning on October 15, 2023. For each dividend period commencing on and from the seventh anniversary of August 7, 2023, the rate shall be the annual dividend rate in effect for the prior dividend period multiplied by a factor of 1.3; provided that such dividend rate cannot exceed 20% per annum.

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Restrictions on Dividends, Redemption and Repurchases. So long as any Series D Preferred Share remains outstanding, unless full Accrued Dividends on all outstanding Series D Preferred Shares through and including the most recently completed Dividend Period have been paid or declared and a sum sufficient for the payment thereof has been set aside for payment, no dividend may be declared or paid or set aside for payment, and no distribution may be made, on any Junior Stock, other than a dividend payable solely in stock that ranks junior to the Series D Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company. “Accrued Dividends” means, with respect to Series D Preferred Shares, an amount computed at the Annual Rate from, as to each share, the date of issuance of such share to and including the date to which such dividends are to be accrued (whether or not such dividends have been declared), less the aggregate amount of all dividends previously paid on such share.

So long as any Series D Preferred Share remains outstanding, unless full Accrued Dividends on all outstanding Series D Preferred Shares through and including the most recently completed Dividend Period have been paid or declared and a sum sufficient for the payment thereof has been set aside for payment, no monies may be paid or made available for a sinking fund for the redemption or retirement of Junior Stock, nor shall any shares of Junior Stock be purchased, redeemed or otherwise acquired for consideration by us, directly or indirectly, other than (i) as a result of (x) a reclassification of Junior Stock, or (y) the exchange or conversion of one share of Junior Stock for or into another share of stock that ranks junior to the Series D Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (ii) through the use of the proceeds of a substantially contemporaneous sale of other shares of stock that rank junior to the Series D Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company.

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Redemption. The Company may, at its option, redeem the Series D Preferred Shares (i) in whole or in part, at any time and from time to time on or after the fifth anniversary of August 7, 2023 (the Series D Preferred Shares issue date), at a cash redemption price equal to 105% of the stated amount and (ii) in whole but not in part, if at any time the number of shares of the Series outstanding is 30,000 shares or less, at a cash redemption price equal to 100% of the stated amount, together with an amount equal to all accrued dividends to, but excluding, the redemption date.

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Conversion Rights.  The Series D Preferred Shares are convertible, at their holder’s option, to common shares after January 1, 2027 (as amended) and at any time thereafter. The conversion price for any conversion of the Series D Preferred Shares shall be the lower of (i) $7.00 per common share and (ii) the 5-day value weighted average price immediately preceding the conversion date. The conversion price of the Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares and was adjusted to $7.00 per common share on March 27, 2024 from $0.70 per common share following effectiveness of the 1-for-10 reverse stock split discussed herein. The minimum conversion price of the Series D Preferred Shares is $0.30 per common share.

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Voting Rights. Except as indicated below or otherwise required by law, the holders of the Series D Preferred Shares do not have any voting rights, except for (a) the right to elect, together with parity stock, up to two preferred directors, in certain circumstances upon nonpayment of dividends and (b) together with any other series of preferred shares that would be adversely affected in substantially the same manner and entitled to vote as a single class in proportion to their respective stated amounts (to the exclusion of all other series of preferred shares), given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, will be necessary for effecting or validating: (i) any amendment, alteration or repeal of any provision of our Articles of Incorporation or Bylaws that would alter or change the voting powers, preferences or special rights of the Series D Preferred Shares so as to affect them adversely; (ii) the issuance of Dividend Parity Stock if the Accrued Dividends on all outstanding Series D Preferred Shares through and including the most recently completed Dividend Period have not been paid or declared and a sum sufficient for the payment thereof has been set aside for payment; (iii) any amendment or alteration of the Articles of Incorporation to authorize or create, or increase the authorized amount of, any shares of any class or series or any securities convertible into shares of any class or series of our capital stock ranking prior to Series A in the payment of dividends or in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (iv) any consummation of (x) a binding share exchange or reclassification involving the Series D Preferred Shares, (y) a merger or consolidation of the Company with another entity (whether or not a corporation), or (z) a conversion, transfer, domestication or continuance of the Company into another entity or an entity organized under the laws of another jurisdiction, unless in each case (A) the Series D Preferred Shares remain outstanding or, in the case of any such merger or consolidation with respect to which we are not the surviving or resulting entity, or any such conversion, transfer, domestication or continuance, the Series D Preferred Shares are converted into or exchanged for preference securities of the surviving or resulting entity or its ultimate parent, and (B) such shares remaining outstanding or such preference securities, as the case may be, have such rights, preferences, privileges and voting powers, and limitations and restrictions, and limitations and restrictions thereof, taken as a whole, as are not materially less favorable to the holders thereof than the rights, preferences, privileges and voting powers, and restrictions and limitations thereof, of the Series D Preferred Shares immediately prior to such consummation, taken as a whole. The foregoing voting rights do not apply in connection with the issuance of Series C Participating Preferred Shares of the Company.

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Liquidation Rights.  In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, before any distribution or payment out of the Company’s assets may be made to or set aside for the holders of any Junior Stock, holders of Series D Preferred Shares will be entitled to receive out of our assets legally available for distribution to our shareholders an amount equal to the stated amount per share ($1,000), together with an amount equal to all accrued dividends to the date of payment whether or not earned or declared.

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No Preemptive Rights; No Sinking Fund.  Holders of the Series D Preferred Shares do not have any preemptive rights. The Series D Preferred Shares will not be subject to any sinking fund or any other obligation of us for their repurchase or retirement.

The Series D Preferred Shares have been classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials” as they are in essence redeemable at the option of the holder as Mr. Panagiotidis, the Chief Executive Officer, has significant influence in Castor and is also the controlling shareholder of Toro, can effectively determine the timing of the redemption of the Series D Preferred Shares.

Following the issuance of the additional shares and the amendments to the terms of the Series D Preferred Shares, the Company followed the provisions of ASC 470-50 “Modifications and Extinguishments” to determine whether the amendment to the preferred stock should be accounted for as a modification or extinguishment. For extinguishments, the Company follows the accounting as per ASC 260-10-S99-2. The Company treated that issuance of the Series D Preferred Shares, and the amendments to it, as extinguishment, and recognized the difference of $22.4 million (between (1) the fair value of the consideration transferred to the holders of the preferred shares (i.e., the cash or the fair value of new instruments issued) and (2) the carrying amount of the preferred shares) as a deemed capital contribution from Toro due to extinguishment. This difference is added to net income to arrive at income available to common stockholders in the calculation of earnings per share.
Thus, the Company uses a revised effective interest rate of 10.24% over the expected life of the Series D Preferred Shares being nine years, which is the expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts.
As of December 31, 2024, the net value of Mezzanine Equity amounted to $77,708,258, including the amount of $606,444 of deemed dividend on the Series D Preferred Shares in the year ended December 31, 2024. During the year ended December 31, 2024, the Company paid to Toro a dividend amounting to $2,500,000 on the Series D Preferred Shares, and the accrued amount for the period from October 15, 2024 to December 31, 2024 (included in the dividend period ended January 14, 2025) amounted to $687,500.
As of December 31, 2025, the net value of Mezzanine Equity amounted to $80,714,075, including the amount of $3,005,817 of deemed dividend on the Series D Preferred Shares in the year ended December 31, 2025. During the year ended December 31, 2025, the Company paid to Toro a dividend amounting to $4,597,222 on the Series D Preferred Shares, and the accrued amount for the period from October 15, 2025 to December 31, 2025 (included in the dividend period ended January 14, 2026) amounted to $1,069,444.

Issuance and Full Redemption of Series E Preferred shares to Toro

On September 29, 2025, the Company issued 60,000 Series E Cumulative Perpetual Convertible Preferred Shares with a stated value of $1,000 per share, to Toro, for total gross proceeds of $60.0 million. Refer to Note 4 for further details.

The Series E Preferred Shares had been classified in Mezzanine equity during the year ended December 31, 2025, as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials” as they are in essence redeemable at the option of the holder as Mr. Panagiotidis, the Chief Executive Officer, has significant influence in Castor and is also the controlling shareholder of Toro, can effectively determine the timing of the redemption of the Series E Preferred Shares.

(d)	Accumulated other comprehensive income

Accumulated Other Comprehensive Income (AOCI) consists of foreign currency translation amounts that relate to accumulated foreign currency losses as a result of translation of the financial statements into US Dollars as the presentation currency. In addition, AOCI includes the effective portion of the gain or loss on the hedging instrument which will be reclassified into earnings when the hedged transaction affects earnings.

(e)	Non-controlling interests

Non-controlling interests (NCI) represent ownership stakes in subsidiaries that are less than 100% owned. Changes in NCI during the reporting period are due to allocation of the consolidated income statement and other comprehensive income between the parent company and the NCI.

During the year ended December 31, 2025, MPC Capital declared total dividends of $10,975,490. Of this amount, $8,127,292 (representing Castor’s share in MPC Capital) was paid to Castor and eliminated upon consolidation. The remaining $2,848,198 was distributed to noncontrolling shareholders and is reflected as a reduction of noncontrolling interests in the consolidated statements of shareholders’ equity and mezzanine equity.
During the year ended December 31, 2025, the Company decreased its ownership interest in MPC Capital from 74.09% to 73.96%. The transaction was accounted for as an equity transaction. As a result, the Company recorded an adjustment of $49,597 to additional paid-in capital and $349,504 to noncontrolling interests. No gain or loss was recognized in the consolidated statements of comprehensive income.

Furthermore, the former subsidiaries MPC ECOBOX OPCO 1 Beteiligungs GmbH & Co. KG, Hamburg, and MPC ECOBOX OPCO 2 Beteiligungs GmbH & Co. KG, Hamburg, were merged with the wholly owned subsidiary MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg, in the year ended December 31, 2025. Prior to the merger, the non-controlling interests in MPC ECOBOX OPCO 1 Beteiligungs GmbH & Co. KG, Hamburg and MPC ECOBOX OPCO 2 Beteiligungs GmbH & Co. KG, Hamburg received distributions amounting to $353,243 for their interest in the entities.